Segment Reporting (Details) - Schedule of the the results of operations and the financial position of the Company's operating segments - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Longyun [Member]
Segment Reporting Information [Line Items]
Revenue
Operating expenses	3,026,631	1,425,443
Other income (expenses)	343,839	582,173
Loss before tax	(2,682,792)	(843,270)
Taxes		26,917
Net loss	(2,682,792)	(870,187)
Loss attributable to Dragon Victory		(870,187)
Current assets	8,248,675	6,288,120
Non-current assets	15,989	101,705
Total assets	8,264,664	6,389,825
Current liabilities	4,549,369	225,129
Non-current liabilities	9,913
Total liabilities	4,559,282	225,129
Net assets/(liabilities)	3,705,382	6,164,696
Dacheng Liantong [Member]
Segment Reporting Information [Line Items]
Revenue	225,749
Operating expenses	389,672	106,146
Other income (expenses)	15,403	(310)
Loss before tax	(148,520)	(106,456)
Taxes
Net loss	(148,520)	(106,456)
Loss attributable to Dragon Victory		(63,876)
Current assets	1,973,297	279
Non-current assets	1,283	68,052
Total assets	1,974,580	68,331
Current liabilities	2,289,621	10,765
Non-current liabilities
Total liabilities	2,289,621	10,765
Net assets/(liabilities)	(315,041)	57,566
Other [Member]
Segment Reporting Information [Line Items]
Revenue		11,252
Operating expenses	744,413	598,693
Other income (expenses)	(1,636,269)	80,656
Loss before tax	(2,380,682)	(506,785)
Taxes		496
Net loss	(2,380,682)	(507,281)
Loss attributable to Dragon Victory		(482,654)
Current assets	5,355,897	3,456,613
Non-current assets	37,665	49,592
Total assets	5,393,562	3,506,205
Current liabilities	231,615	2,355,447
Non-current liabilities
Total liabilities	231,615	2,355,447
Net assets/(liabilities)	5,161,947	1,150,758
Total [Member]
Segment Reporting Information [Line Items]
Revenue	225,749	11,252
Operating expenses	4,160,716	2,130,282
Other income (expenses)	(1,277,027)	662,519
Loss before tax	(5,211,994)	(1,456,511)
Taxes		27,413
Net loss	(5,211,994)	(1,483,924)
Loss attributable to Dragon Victory		(1,416,717)
Current assets	15,577,869	9,745,012
Non-current assets	54,937	219,349
Total assets	15,632,806	9,964,361
Current liabilities	7,070,605	2,591,341
Non-current liabilities	9,913
Total liabilities	7,080,518	2,591,341
Net assets/(liabilities)	$ 8,552,288	$ 7,373,020